FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9	12 Months Ended
Dec. 31, 2018
Credit Impaired [Member] | Retail Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	100.00%
Credit Impaired [Member] | Corporate Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	100.00%
Minimum [Member] | Good Quality [Member] | Retail Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	0.00%
Minimum [Member] | Good Quality [Member] | Corporate Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	0.00%
Minimum [Member] | Satisfactory Quality [Member] | Retail Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	4.51%
Minimum [Member] | Satisfactory Quality [Member] | Corporate Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	0.51%
Minimum [Member] | Lower Quality [Member] | Retail Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	14.01%
Minimum [Member] | Lower Quality [Member] | Corporate Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	3.01%
Minimum [Member] | Below Standard, But Not Impaired [Member] | Retail Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	20.01%
Minimum [Member] | Below Standard, But Not Impaired [Member] | Corporate Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	20.01%
Maximum [Member] | Good Quality [Member] | Retail Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	4.50%
Maximum [Member] | Good Quality [Member] | Corporate Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	0.50%
Maximum [Member] | Satisfactory Quality [Member] | Retail Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	14.00%
Maximum [Member] | Satisfactory Quality [Member] | Corporate Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	3.00%
Maximum [Member] | Lower Quality [Member] | Retail Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	20.00%
Maximum [Member] | Lower Quality [Member] | Corporate Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	20.00%
Maximum [Member] | Below Standard, But Not Impaired [Member] | Retail Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	99.99%
Maximum [Member] | Below Standard, But Not Impaired [Member] | Corporate Loans and Advances [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	99.99%